Investment Portfolio	as of May 31, 2021 (Unaudited)
DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.0%
New York 97.0%
Albany, NY, Airport Authority Revenue:
Series B, AMT, 5.0%, 12/15/2025	1,400,000	1,663,723
Series B, AMT, 5.0%, 12/15/2026	500,000	611,150
Amherst, NY, Development Corp. Student Housing Facility Revenue, UBF Faculty-Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,199,524
Broome County, NY, Local Development Corp. Revenue, United Health Services Hospitals, Inc., Project, 4.0%, 4/1/2050, INS: AGMC	1,250,000	1,441,403
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project, Series A, 4.0%, 11/1/2045	1,000,000	1,150,739
Chautauqua County, NY, Capital Resource Corp., Exempt Facilities Revenue, NRG Energy, Inc. Project, 1.3%, 4/1/2042	2,000,000	2,021,265
Dutchess County, NY, Local Development Corp. Revenue, Marist College Project, 5.0%, 7/1/2043	3,000,000	3,738,948
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,202,019
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	1,300,000	1,590,916
Erie County, NY, Industrial Development Agency, School Facility Revenue, City School District, Buffalo Project, Series A, 5.0%, 5/1/2031	3,000,000	3,667,499
Hempstead Town, NY, Local Development Corp. Revenue, Molloy College Project, 5.0%, 7/1/2048	745,000	890,120
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	7,203,257
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,779,524
Long Island, NY, Electric System Revenue, Power Authority:
Series A, 5.0%, 9/1/2037	2,670,000	2,824,914
5.0%, 9/1/2039	1,000,000	1,265,867
5.0%, 9/1/2047	500,000	609,925
Long Island, NY, Power Authority, Series B, 5.0%, 9/1/2036	1,000,000	1,205,455
Monroe County, NY, Industrial Development Agency School Facility Revenue, Rochester City School District Modernization Project, 5.0%, 5/1/2027	1,500,000	1,859,178
Monroe County, NY, Industrial Development Corp. Revenue, Rochester General Hospital Projects, 5.0%, 12/1/2046	1,060,000	1,227,043
Monroe County, NY, Industrial Development Corp. Revenue, Rochester Regional Health Projects, Series A, 4.0%, 12/1/2046	1,000,000	1,147,795
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	1,500,000	1,640,201
Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project, Series A, 144A, 5.0%, 6/1/2050	1,000,000	1,165,562
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester:
Series A, 4.0%, 7/1/2050	1,000,000	1,173,906
Series A, 5.0%, 7/1/2033	1,000,000	1,167,991
Monroe County, NY, State General Obligation, 4.0%, 6/1/2029, INS: Build America Mutual	2,000,000	2,297,079
New York, Brookhaven Local Development Corp. Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,424,210
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,649,446
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,780,775

New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	1,094,192
New York, Build New York City Resource Corp. Revenue, The Children's Aid Society Project, 4.0%, 7/1/2049	1,000,000	1,131,002
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project:
5.0%, 8/1/2040	750,000	844,016
Prerefunded, 5.0%, 8/1/2042	1,000,000	1,056,618
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, 144A, AMT, 5.0%, 1/1/2035	750,000	839,775
New York, Higher Education Revenue, Dormitory Authority, Colgate University, 6.0%, 7/1/2021, INS: NATL	190,000	190,905
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,504,728
New York, Hudson Yards Infrastructure Corp., Second Indenture Revenue, Series A, 5.0%, 2/15/2042	2,000,000	2,395,516
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, “2” , 2.8%, 9/15/2069	2,750,000	2,789,485
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,297,984
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.02% (a), 6/1/2021, LOC: U.S. Bank NA	500,000	500,000
Series B, 4.0%, 11/15/2034	3,500,000	3,919,019
Series C, 5.0%, 11/15/2031	2,415,000	2,564,071
Series B, 5.0%, 11/15/2043	1,000,000	1,069,925
Series D, 5.0%, 11/15/2043	1,000,000	1,252,878
Series A-2, 5.0%, 11/15/2045	2,665,000	3,457,953
Series B, 5.25%, 11/15/2044	3,000,000	3,344,047
New York, Metropolitan Transportation Authority Revenue, Green Bonds, Series A1, 5.25%, 11/15/2057	1,000,000	1,196,635
New York, MTA Hudson Rail Yards Trust Obligations Revenue, Series A, 5.0%, 11/15/2051	1,000,000	1,018,556
New York, State Dormitory Authority Revenue, Non State Supported Debt, School District-Bond Financing Program, Series A, 5.0%, 10/1/2027	2,000,000	2,447,612
New York, State Dormitory Authority Revenue, Non State Supported Debt, St. Joseph's College:
4.0%, 7/1/2031	500,000	577,063
Series A, 4.0%, 7/1/2032	500,000	574,882
Series A, 4.0%, 7/1/2033	500,000	572,973
Series A, 4.0%, 7/1/2035	500,000	570,231
Series A, 5.0%, 7/1/2030	500,000	627,504
New York, State Dormitory Authority Revenue, Non-State Supported Debt:
Series A, 5.0%, 1/15/2026	1,095,000	1,292,489
Series A, 5.0%, 7/1/2049	3,000,000	3,741,934
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Langone Hospitals Obligated Group, Series A, 4.0%, 7/1/2053	2,000,000	2,331,189
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series A, 5.0%, 7/1/2037	1,250,000	1,443,171
New York, State Dormitory Authority Revenue, Non-Supported Debt, Columbia University, Series A, 5.0%, 10/1/2047	2,400,000	3,774,458
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System, Series A, 5.0%, 5/1/2030	1,500,000	1,724,770
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center, 5.0%, 7/1/2033	360,000	428,077
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2036	2,700,000	3,270,643
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, Series A, 5.0%, 7/1/2049	1,250,000	1,560,208
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	20,000	20,067

New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities:
Series A, 5.0%, 7/1/2036	1,745,000	2,144,669
Series A, 5.0%, 7/1/2038	1,000,000	1,226,968
Series A, Prerefunded, 5.0%, 7/1/2043	2,000,000	2,202,746
Series A, 5.0%, 7/1/2048	2,000,000	2,459,171
New York, State Dormitory Authority Sales Tax Revenue, Series E, 5.0%, 3/15/2048	3,000,000	3,750,735
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2043	3,000,000	3,743,000
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series D, 4.0%, 2/15/2036	1,410,000	1,613,753
Series A, 5.0%, 3/15/2045	2,835,000	3,487,851
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,508,394
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, Series B, 4.0%, 6/15/2049	2,000,000	2,344,273
New York, State Housing Finance Agency Revenue, 15 Hudson Yards Housing, Series A, 1.65%, 5/15/2039	1,932,516	1,902,639
New York, State Liberty Development Corp. Revenue, World Trade Center:
“2”, 5.0%, 9/15/2043	2,000,000	2,067,962
“3”, 5.0%, 3/15/2044	1,190,000	1,229,617
“1-3”, 144A, 5.0%, 11/15/2044	2,000,000	2,213,303
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,078,278
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	930,000	1,012,472
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2055	865,000	1,008,426
New York, State Thruway Authority, Series J, 5.0%, 1/1/2041	2,220,000	2,473,554
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2037	500,000	557,809
Series A, 4.0%, 1/1/2038	500,000	556,745
Series B, 4.0%, 1/1/2050	3,000,000	3,468,912
Series A, 5.0%, 1/1/2041	3,000,000	3,553,476
New York, State Transportation Development Corp. Exempt Facility Revenue, State Thruway Services Area Project, AMT, 4.0%, 10/31/2041	500,000	583,305
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 4.0%, 10/1/2030	1,000,000	1,202,820
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	2,500,000	2,828,975
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project:
AMT, 5.0%, 12/1/2034	105,000	135,224
AMT, 5.0%, 12/1/2036	275,000	352,263
New York, State Urban Development Corp. Personal Income Tax Revenue, Series E, 3.0%, 3/15/2048	2,000,000	2,132,425
New York, State Urban Development Corp. Revenue, Series A, 4.0%, 3/15/2049	2,000,000	2,353,197
New York, State Urban Development Corp. Revenue, Personal Income Tax:
Series A, 4.0%, 3/15/2037	2,500,000	2,817,864
Series A, 4.0%, 3/15/2045	3,000,000	3,546,742
Series C, 4.0%, 3/15/2049	1,120,000	1,317,790
Series A, 5.0%, 3/15/2042	1,000,000	1,282,902
New York, Transportation Development Corp. Special Facility Revenue, 5.0%, 12/1/2035	575,000	749,913

New York, Triborough Bridge & Tunnel Authority Revenue:
Series 4-C, 0.02% (a), 6/1/2021, LOC: U.S. Bank NA	500,000	500,000
Series B-1, 0.02% (a), 6/1/2021, LOC: Bank of America NA	300,000	300,000
Series A-1, 4.0%, 5/15/2046	1,000,000	1,198,174
Series A, 5.0%, 11/15/2056	1,000,000	1,273,046
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels:
Series A, 5.0%, 11/15/2049	315,000	402,390
Series A, 5.0%, 11/15/2054	345,000	437,800
New York, TSASC, Inc., Series B, 5.0%, 6/1/2048	1,500,000	1,639,427
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2041	3,675,000	4,091,963
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,096,770
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, 5.0%, 7/1/2028	2,000,000	2,084,856
New York City, NY, Industrial Development Agency, Pilot Revenue, Yankee Stadium Project, Series A, 4.0%, 3/1/2045, INS: AGMC	1,000,000	1,169,627
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series FF-1, 4.0%, 6/15/2049	2,000,000	2,334,462
Series EE, 5.0%, 6/15/2045	3,000,000	3,389,080
New York City, NY, Transitional Finance Authority Revenue, Series E-1, 4.0%, 2/1/2039	1,000,000	1,210,420
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	2,000,000	2,082,452
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 4.0%, 5/1/2037	1,000,000	1,153,246
Series B-1, 4.0%, 8/1/2037	5,000,000	5,645,919
Series C-1, 4.0%, 5/1/2045	1,000,000	1,187,965
Series B1, 5.0%, 11/1/2040	4,000,000	4,502,337
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	1,000,000	1,243,560
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	2,175,632
New York, NY, General Obligation:
Series G-6, 0.01% (a), 6/1/2021, LOC: Mizuho Bank Ltd.	100,000	100,000
Series D-4, 0.02% (a), 6/1/2021, LOC: TD Bank NA	300,000	300,000
Series A-1, 4.0%, 8/1/2036	3,000,000	3,443,788
Series A, 5.0%, 8/1/2025	2,500,000	2,968,991
Series B-1, 5.0%, 12/1/2034	2,800,000	3,430,773
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara International Airport:
AMT, 5.0%, 4/1/2037	335,000	417,225
AMT, 5.0%, 4/1/2038	600,000	745,617
Oneida County, NY, Local Development Corp., Revenue, Utica College Project, 5.0%, 7/1/2049	1,770,000	2,036,022
Onondaga, NY, Civic Development Corp. Revenue, Le Moyne College Project:
Series B, 4.0%, 7/1/2039	325,000	374,939
Series B, 4.0%, 7/1/2040	290,000	333,932
Onondaga, NY, Civic Development Corp. Revenue, Syracus University Project, Series A, 5.0%, 12/1/2033	1,000,000	1,318,844
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028* (b)	1,400,000	980,000
Oyster Bay, NY, State General Obligation, 4.0%, 2/15/2026	2,000,000	2,276,468
Port Authority of New York & New Jersey:
AMT, 5.0%, 10/1/2026	1,125,000	1,372,169
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	4,353,246
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,628,536
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	3,000,000	3,520,312
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,328,657

Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	405,000	533,276
Series A, 5.0%, 9/1/2031	1,855,000	2,435,873
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	3,280,024
Western Nassau County, NY, Water Authority, Series A, 5.0%, 4/1/2040	1,400,000	1,601,471
Yonkers, NY, Economic Developemet Corp., Educational Revenue, Charter School Of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	733,076
Series A, 5.0%, 10/15/2050	325,000	376,012
Series A, 5.0%, 10/15/2054	465,000	530,779
		267,471,339
Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	155,000	180,107
Series A, 5.0%, 1/1/2050	145,000	177,079
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	346,081
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	125,000	147,363
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	618,245
Series A, 5.0%, 10/1/2037	210,000	244,251
Series A, 5.0%, 10/1/2038	190,000	220,595
Series A, 5.0%, 10/1/2040	135,000	156,246
		2,089,967
Puerto Rico 1.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2051	8,700,000	2,057,404
Series A-1, 5.0%, 7/1/2058	1,000,000	1,140,805
		3,198,209
Total Municipal Bonds and Notes (Cost $251,007,494)		272,759,515

Corporate Bond 0.4%
Industrials
Delta Air Lines, Inc., 3.75%, 10/28/2029 (Cost $1,216,950)	1,220,000	1,216,979

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $252,224,444)	99.4	273,976,494
Other Assets and Liabilities, Net	0.6	1,664,514
Net Assets	100.0	275,641,008
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of May 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Defaulted security or security for which income has been deemed uncollectible.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (a)	$—	$272,759,515	$—	$272,759,515
Corporate Bond	—	1,216,979	—	1,216,979
Total	$—	$273,976,494	$—	$273,976,494
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DNYTF-PH3
R-080548-1 (1/23)